UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Dynamic Asset Allocation Equity Fund
Class A
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$36	0.66%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$31,675,316
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	554
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-STSA-0126

Putnam Dynamic Asset Allocation Equity Fund
Class P
Semi-Annual Shareholder Report | November 30, 2025

This semi-annual shareholder report contains important information about Putnam Dynamic Asset Allocation Equity Fund for the period June 1, 2025, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$32	0.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$31,675,316
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	554
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Dynamic Asset Allocation Equity Fund	PAGE 1	39117-STSP-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Dynamic Asset
Allocation Equity
Fund
Financial Statements and Other Important Information
Semi-Annual | November 30, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 22
Notes to Financial Statements 26
Changes In and Disagreements with Accountants 39
Results of Meeting(s) of Shareholders 39
Remuneration Paid to Directors, Officers and Others 39
Board Approval of Management and Subadvisory Agreements 39

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $15.01 $14.32 $11.17 $13.01 $15.86 $11.45
Income from investment operations
a
:
Net investment income
b
............. 0.08 0.24 0.17 0.28 0.13 0.11
Net realized and unrealized gains (losses) 2.16 1.70 3.21 0.09 (0.96) 4.73
Total from investment operations ........ 2.24 1.94 3.38 0.37 (0.83) 4.84
Less distributions from:
Net investment income .............. — (0.21) (0.06) (0.11) (0.10) (0.10)
Net realized gains ................. — (1.04) (0.17) (1.81) (1.92) (0.33)
Tax return of capital ................ — — — (0.29) — —
Total distributions ................... — (1.25) (0.23) (2.21) (2.02) (0.43)
Net asset value, end of period .......... $17.25 $15.01 $14.32 $11.17 $13.01 $15.86
Total return
c
....................... 15.00% 13.84% 30.58% 3.23% (6.69)% 42.70%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.27% 1.70% 2.48% 1.08% 1.12% 1.21%
Expenses net of waiver and payments by
affiliates .......................... 0.66% 0.66%
e
0.68%
e
0.70%
e
0.83%
e
0.86%
e
Net investment income ............... 1.00% 1.62% 1.34% 2.67% 0.82% 0.81%
Supplemental data
Net assets , end of period (000’s) ........ $8,034 $6,985 $6,665 $5,108 $28 $31
Portfolio turnover rate ................ 30% 74% 64% 67% 76% 64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
November
30, 2025
(unaudited)
Year Ended May 31,
2025 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $14.95 $14.27 $11.14 $12.99 $15.86 $11.45
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.25 0.18 0.15 0.16 0.14
Net realized and unrealized gains (losses) 2.15 1.69 3.19 0.24 (0.97) 4.73
Total from investment operations ........ 2.24 1.94 3.37 0.39 (0.81) 4.87
Less distributions from:
Net investment income .............. — (0.22) (0.07) (0.14) (0.14) (0.13)
Net realized gains ................. — (1.04) (0.17) (1.81) (1.92) (0.33)
Tax return of capital ................ — — — (0.29) — —
Total distributions ................... — (1.26) (0.24) (2.24) (2.06) (0.46)
Net asset value, end of period .......... $17.19 $14.95 $14.27 $11.14 $12.99 $15.86
Total return
c
....................... 15.06% 13.90% 30.55% 3.45% (6.61)% 42.98%
Ratios to average net assets
d
Expenses before waiver and payments by
affiliates .......................... 1.20% 1.63% 2.40% 1.00% 0.90% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.60% 0.59%
e
0.60%
e
0.62%
e
0.61%
e
0.62%
e
Net investment income ............... 1.07% 1.69% 1.44% 1.26% 1.04% 1.05%
Supplemental data
Net assets , end of period (000’s) ........ $23,642 $19,997 $8,398 $4,680 $79,557 $78,855
Portfolio turnover rate ................ 30% 74% 64% 67% 76% 64%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), November 30, 2025
Putnam Dynamic Asset Allocation Equity Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 85.9%
Aerospace & Defense 2.0%
Airbus SE ......................................... France 257 $ 60,444
a
Boeing Co. (The) ................................... United States 67 12,663
BWX Technologies, Inc. .............................. United States 73 13,058
Curtiss-Wright Corp. ................................. United States 26 14,672
General Dynamics Corp. .............................. United States 79 26,989
General Electric Co. ................................. United States 390 116,395
Hanwha Aerospace Co. Ltd. ........................... South Korea 33 19,156
Leonardo DRS, Inc. ................................. United States 375 12,814
Lockheed Martin Corp. ............................... United States 356 162,998
Northrop Grumman Corp. ............................. United States 99 56,653
RTX Corp. ........................................ United States 444 77,660
Thales SA ......................................... France 132 34,570
TransDigm Group, Inc. ............................... United States 16 21,763
629,835
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 95 13,956
FedEx Corp. ....................................... United States 231 63,682
United Parcel Service, Inc. , B .......................... United States 137 13,123
90,761
Automobile Components 0.1%
Aisin Corp. ........................................ Japan 1,600 28,494
BorgWarner, Inc. .................................... United States 292 12,573
41,067
Automobiles 1.9%
General Motors Co. .................................. United States 1,075 79,034
Mahindra & Mahindra Ltd. ............................. India 2,127 89,546
Stellantis NV ....................................... United States 2,854 30,549
Subaru Corp. ...................................... Japan 600 13,400
a
Tesla, Inc. ......................................... United States 916 394,036
Toyota Motor Corp. .................................. Japan 400 8,069
614,634
Banks 6.3%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 12,090 65,530
AIB Group plc ...................................... Ireland 2,084 21,443
Al Rajhi Bank ...................................... Saudi Arabia 3,092 79,784
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 1,664 35,965
Banco de Sabadell SA ............................... Spain 2,401 8,728
Banco Santander SA ................................. Spain 6,322 67,815
Bank Central Asia Tbk. PT ............................ Indonesia 92,300 45,962
Bank Hapoalim BM .................................. Israel 1,363 29,716
Bank Leumi Le-Israel BM ............................. Israel 2,047 43,365
Bank of America Corp. ............................... United States 2,268 121,678
Bank of China Ltd. , H ................................ China 198,000 119,298
Barclays plc ....................................... United Kingdom 9,409 53,376
BNP Paribas SA .................................... France 175 14,959
BOC Hong Kong Holdings Ltd. ......................... China 1,000 4,828
Citigroup, Inc. ...................................... United States 3,180 329,448
Citizens Financial Group, Inc. .......................... United States 247 13,363
Credit Agricole SA ................................... France 507 9,719
CTBC Financial Holding Co. Ltd. ........................ Taiwan 36,000 49,879
Erste Group Bank AG ................................ Austria 213 23,282
First Horizon Corp. .................................. United States 621 13,873
Grupo Financiero Banorte SAB de CV , O .................. Mexico 4,169 40,130

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
HSBC Holdings plc .................................. United Kingdom 5,559 $ 78,777
ICICI Bank Ltd. ..................................... India 6,460 100,597
Intesa Sanpaolo SpA ................................. Italy 4,109 26,655
JPMorgan Chase & Co. ............................... United States 191 59,798
KB Financial Group, Inc. .............................. South Korea 812 69,267
Lloyds Banking Group plc ............................. United Kingdom 42,139 53,442
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 2,400 37,631
National Bank of Greece SA ........................... Greece 2,742 42,967
NatWest Group plc .................................. United Kingdom 5,560 46,406
a
NU Holdings Ltd. , A .................................. Brazil 3,473 60,395
OTP Bank Nyrt. ..................................... Hungary 453 47,154
PNC Financial Services Group, Inc. (The) ................. United States 311 59,314
Popular, Inc. ....................................... United States 113 12,962
UniCredit SpA ...................................... Italy 645 48,016
US Bancorp ....................................... United States 279 13,685
Wells Fargo & Co. ................................... United States 195 16,741
Zions Bancorp NA ................................... United States 256 13,627
1,979,575
Beverages 0.8%
a
Boston Beer Co., Inc. (The) , A .......................... United States 66 12,857
Carlsberg A/S , B .................................... Denmark 39 4,850
a
Celsius Holdings, Inc. ................................ United States 306 12,528
Coca-Cola Co. (The) ................................. United States 1,280 93,594
Coca-Cola Consolidated, Inc. .......................... United States 83 13,525
Coca-Cola HBC AG ................................. Italy 451 22,626
Keurig Dr. Pepper, Inc. ............................... United States 467 13,029
a
Monster Beverage Corp. .............................. United States 991 74,315
PepsiCo, Inc. ...................................... United States 87 12,940
260,264
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 945 215,177
a
Alnylam Pharmaceuticals, Inc. .......................... United States 29 13,086
Amgen, Inc. ....................................... United States 39 13,473
CSL Ltd. .......................................... United States 57 6,956
a
Exelixis, Inc. ....................................... United States 1,341 59,232
a
Genmab A/S ....................................... Denmark 57 18,313
a
Incyte Corp. ....................................... United States 904 94,432
a
Insmed, Inc. ....................................... United States 79 16,414
a
Natera, Inc. ........................................ United States 73 17,433
a
Neurocrine Biosciences, Inc. ........................... United States 190 28,910
Regeneron Pharmaceuticals, Inc. ....................... United States 101 78,799
a
Vertex Pharmaceuticals, Inc. ........................... United States 30 13,008
575,233
Broadline Retail 3.3%
Alibaba Group Holding Ltd. ............................ China 8,600 169,203
a
Amazon.com, Inc. ................................... United States 3,335 777,789
eBay, Inc. ......................................... United States 156 12,915
a
Etsy, Inc. .......................................... United States 229 12,416
Next plc .......................................... United Kingdom 50 9,352
Prosus NV ........................................ China 768 48,418
a
Sea Ltd. , ADR ...................................... Singapore 199 27,663
1,057,756
Building Products 0.5%
Allegion plc ........................................ United States 81 13,448

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Building Products (continued)
Cie de Saint-Gobain SA .............................. France 363 $ 36,230
Johnson Controls International plc ....................... United States 456 53,037
Trane Technologies plc ............................... United States 114 48,049
150,764
Capital Markets 2.9%
3i Group plc ....................................... United Kingdom 808 33,787
Affiliated Managers Group, Inc. ......................... United States 51 13,710
Ameriprise Financial, Inc. ............................. United States 28 12,761
Bank of New York Mellon Corp. (The) .................... United States 125 14,012
BlackRock, Inc. ..................................... United States 31 32,466
Charles Schwab Corp. (The) ........................... United States 750 69,548
CME Group, Inc. .................................... United States 203 57,136
Deutsche Boerse AG ................................. Germany 108 28,868
b
Euronext NV , 144A , Reg S ............................ Netherlands 96 14,711
Goldman Sachs Group, Inc. (The) ....................... United States 325 268,463
b
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 782 23,411
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 100 5,318
Interactive Brokers Group, Inc. , A ....................... United States 198 12,874
Intercontinental Exchange, Inc. ......................... United States 82 12,899
Invesco Ltd. ....................................... United States 549 13,423
Morgan Stanley ..................................... United States 87 14,760
Nasdaq, Inc. ....................................... United States 309 28,094
Northern Trust Corp. ................................. United States 102 13,397
Raymond James Financial, Inc. ......................... United States 39 6,105
a
Robinhood Markets, Inc. , A ............................ United States 106 13,620
State Street Corp. ................................... United States 1,243 147,942
UBS Group AG ..................................... Switzerland 1,545 59,628
Virtu Financial, Inc. , A ................................ United States 385 13,768
910,701
Chemicals 1.1%
Air Liquide SA ...................................... France 123 23,573
a
Axalta Coating Systems Ltd. ........................... United States 469 14,131
CF Industries Holdings, Inc. ........................... United States 788 62,016
Corteva, Inc. ....................................... United States 705 47,566
DuPont de Nemours, Inc. ............................. United States 495 19,686
Eastman Chemical Co. ............................... United States 182 11,298
Ecolab, Inc. ........................................ United States 50 13,758
Linde plc .......................................... United States 30 12,310
Mosaic Co. (The) ................................... United States 502 12,294
NewMarket Corp. ................................... United States 36 27,487
PPG Industries, Inc. ................................. United States 239 23,909
Sherwin-Williams Co. (The) ............................ United States 106 36,431
Shin-Etsu Chemical Co. Ltd. ........................... Japan 1,100 32,938
a
Solstice Advanced Materials, Inc. ....................... United States 345 16,450
353,847
Commercial Services & Supplies 0.3%
Republic Services, Inc. , A ............................. United States 62 13,458
TOPPAN Holdings, Inc. ............................... Japan 700 22,599
Veralto Corp. ....................................... United States 127 12,855
Waste Connections, Inc. .............................. United States 100 17,655
Waste Management, Inc. .............................. United States 58 12,637
79,204
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 742 96,965

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Ciena Corp. ....................................... United States 97 $ 19,808
Cisco Systems, Inc. ................................. United States 1,399 107,639
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 1,558 15,034
Ubiquiti, Inc. ....................................... United States 23 13,411
252,857
Construction & Engineering 0.4%
ACS Actividades de Construccion y Servicios SA ............ Spain 154 14,253
Comfort Systems USA, Inc. ............................ United States 15 14,654
Gamuda Bhd. ...................................... Malaysia 25,376 32,879
Larsen & Toubro Ltd. ................................. India 595 27,126
Vinci SA .......................................... France 352 49,953
138,865
Construction Materials 0.6%
CRH plc .......................................... United States 438 52,543
Heidelberg Materials AG .............................. Germany 16 4,108
Holcim AG ........................................ United States 460 43,153
UltraTech Cement Ltd. ............................... India 361 46,937
Vulcan Materials Co. ................................. United States 110 32,696
179,437
Consumer Finance 0.5%
Ally Financial, Inc. ................................... United States 326 13,464
American Express Co. ............................... United States 37 13,515
Capital One Financial Corp. ........................... United States 533 116,764
SLM Corp. ........................................ United States 492 14,416
Synchrony Financial ................................. United States 170 13,151
171,310
Consumer Staples Distribution & Retail 1.2%
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 202 18,025
Coles Group Ltd. .................................... Australia 141 2,061
Costco Wholesale Corp. .............................. United States 14 12,790
Dollar General Corp. ................................. United States 122 13,358
a
Dollar Tree, Inc. .................................... United States 130 14,405
Koninklijke Ahold Delhaize NV .......................... Netherlands 808 33,450
a
Maplebear, Inc. ..................................... United States 327 13,737
Marks & Spencer Group plc ........................... United Kingdom 362 1,667
Target Corp. ....................................... United States 189 17,127
Tesco plc ......................................... United Kingdom 3,049 18,183
Walmart, Inc. ...................................... United States 2,044 225,882
370,685
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 75 12,928
Ball Corp. ......................................... United States 257 12,729
Crown Holdings, Inc. ................................. United States 135 13,072
Packaging Corp. of America ........................... United States 66 13,469
52,198
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 1,585 13,076
a
Duolingo, Inc. , A .................................... United States 39 7,465
20,541

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified REITs 0.0%
†
WP Carey, Inc. ..................................... United States 182 $ 12,261
Diversified Telecommunication Services 0.5%
AT&T, Inc. ......................................... United States 2,583 67,210
Deutsche Telekom AG ................................ Germany 1,825 58,852
Telstra Group Ltd. ................................... Australia 6,049 19,505
Verizon Communications, Inc. .......................... United States 321 13,196
158,763
Electric Utilities 1.4%
American Electric Power Co., Inc. ....................... United States 108 13,367
Constellation Energy Corp. ............................ United States 119 43,359
Duke Energy Corp. .................................. United States 101 12,518
Edison International ................................. United States 246 14,487
Eversource Energy .................................. United States 178 11,958
Exelon Corp. ....................................... United States 272 12,817
Iberdrola SA ....................................... Spain 811 17,118
Kansai Electric Power Co., Inc. (The) .................... Japan 2,200 37,612
Korea Electric Power Corp. ............................ South Korea 1,570 56,458
NextEra Energy, Inc. ................................. United States 902 77,834
NRG Energy, Inc. ................................... United States 598 101,355
PG&E Corp. ....................................... United States 778 12,541
PPL Corp. ......................................... United States 891 32,878
444,302
Electrical Equipment 1.3%
ABB Ltd. .......................................... Switzerland 782 56,276
AMETEK, Inc. ...................................... United States 63 12,467
GE Vernova T&D India Ltd. ............................ India 902 29,056
GE Vernova, Inc. .................................... United States 316 189,527
Harbin Electric Co. Ltd. , H ............................. China 18,000 33,006
Mitsubishi Electric Corp. .............................. Japan 1,600 43,261
Nidec Corp. ....................................... Japan 600 7,572
Rockwell Automation, Inc. ............................. United States 37 14,647
Sieyuan Electric Co. Ltd. , A ............................ China 1,100 22,356
Vertiv Holdings Co. , A ................................ United States 101 18,153
426,321
Electronic Equipment, Instruments & Components 0.2%
Elite Material Co. Ltd. ................................ Taiwan 1,000 48,854
Jabil, Inc. ......................................... United States 64 13,486
62,340
Energy Equipment & Services 0.3%
Halliburton Co. ..................................... United States 480 12,585
TechnipFMC plc .................................... United Kingdom 1,684 76,218
88,803
Entertainment 1.3%
a
Live Nation Entertainment, Inc. ......................... United States 117 15,380
a
Netflix, Inc. ........................................ United States 2,647 284,764
Nexon Co. Ltd. ..................................... Japan 300 7,306
Nintendo Co. Ltd. ................................... Japan 100 8,476
a
ROBLOX Corp. , A ................................... United States 561 53,312
a
Spotify Technology SA ................................ United States 56 33,537
402,775

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 2.2%
a
Aditya Birla Capital Ltd. ............................... India 7,923 $ 31,823
Apollo Global Management, Inc. ........................ United States 284 37,445
a
Berkshire Hathaway, Inc. , B ............................ United States 69 35,453
Corebridge Financial, Inc. ............................. United States 449 13,479
Equitable Holdings, Inc. ............................... United States 1,402 65,459
EXOR NV ......................................... Netherlands 180 15,165
a
Fiserv, Inc. ........................................ United States 107 6,577
Investor AB , B ...................................... Sweden 1,447 49,271
Mastercard, Inc. , A .................................. United States 621 341,879
MGIC Investment Corp. ............................... United States 443 12,559
PayPal Holdings, Inc. ................................ United States 208 13,040
b
Poste Italiane SpA , 144A , Reg S ........................ Italy 173 4,141
Visa, Inc. , A ........................................ United States 188 62,875
689,166
Food Products 0.4%
Ajinomoto Co., Inc. .................................. Japan 400 9,281
Archer-Daniels-Midland Co. ........................... United States 209 12,695
Associated British Foods plc ........................... United Kingdom 826 23,371
Ingredion, Inc. ...................................... United States 121 13,012
Nestle SA ......................................... United States 121 12,035
Nissin Foods Holdings Co. Ltd. ......................... Japan 200 3,629
Tyson Foods, Inc. , A ................................. United States 231 13,410
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 36,000 37,701
125,134
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 161 13,275
Tokyo Gas Co. Ltd. .................................. Japan 500 20,265
33,540
Ground Transportation 0.3%
Canadian Pacific Kansas City Ltd. ....................... Canada 256 18,578
CSX Corp. ........................................ United States 356 12,588
JB Hunt Transport Services, Inc. ........................ United States 81 14,091
a
Lyft, Inc. , A ........................................ United States 684 14,384
Norfolk Southern Corp. ............................... United States 45 13,144
a
Uber Technologies, Inc. ............................... United States 142 12,431
Union Pacific Corp. .................................. United States 59 13,678
98,894
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 100 12,890
Becton Dickinson & Co. ............................... United States 218 42,296
BioMerieux ........................................ France 61 7,643
a
Boston Scientific Corp. ............................... United States 346 35,146
a
Dexcom, Inc. ....................................... United States 225 14,281
a
Edwards Lifesciences Corp. ........................... United States 152 13,174
a
Hologic, Inc. ....................................... United States 177 13,270
Hoya Corp. ........................................ Japan 300 45,066
a
IDEXX Laboratories, Inc. .............................. United States 47 35,385
a
Insulet Corp. ....................................... United States 41 13,415
a
Intuitive Surgical, Inc. ................................ United States 77 44,158
Medtronic plc ...................................... United States 495 52,138
Olympus Corp. ..................................... Japan 1,500 20,168
349,030

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services 0.9%
Apollo Hospitals Enterprise Ltd. ......................... India 571 $ 46,925
Cardinal Health, Inc. ................................. United States 64 13,585
Cencora, Inc. ...................................... United States 41 15,126
Cigna Group (The) .................................. United States 48 13,309
CVS Health Corp. ................................... United States 160 12,858
Fresenius SE & Co. KGaA ............................. Germany 61 3,351
HCA Healthcare, Inc. ................................. United States 27 13,724
McKesson Corp. .................................... United States 104 91,636
a
Tenet Healthcare Corp. ............................... United States 67 14,528
UnitedHealth Group, Inc. .............................. United States 178 58,699
Universal Health Services, Inc. , B ....................... United States 59 14,374
298,115
Health Care REITs 0.0%
†
Omega Healthcare Investors, Inc. ....................... United States 302 13,868
Health Care Technology 0.3%
a
Doximity, Inc. , A .................................... United States 263 13,529
a
Veeva Systems, Inc. , A ............................... United States 382 91,791
105,320
Hotels, Restaurants & Leisure 1.5%
a
Airbnb, Inc. , A ...................................... United States 772 90,316
Aristocrat Leisure Ltd. ................................ Australia 862 32,946
Booking Holdings, Inc. ............................... United States 6 29,488
Compass Group plc ................................. United Kingdom 953 29,964
a
DoorDash, Inc. , A ................................... United States 481 95,416
a
Eternal Ltd. ........................................ India 7,771 26,185
FDJ United ........................................ France 66 1,860
Hilton Worldwide Holdings, Inc. ......................... United States 256 72,968
Indian Hotels Co. Ltd. (The) , A .......................... India 5,878 49,057
InterContinental Hotels Group plc ....................... United Kingdom 79 10,488
Las Vegas Sands Corp. ............................... United States 200 13,632
Starbucks Corp. .................................... United States 275 23,955
476,275
Household Durables 0.3%
a
Amber Enterprises India Ltd. ........................... India 130 10,468
Garmin Ltd. ........................................ United States 67 13,087
PulteGroup, Inc. .................................... United States 517 65,757
89,312
Household Products 0.8%
Colgate-Palmolive Co. ............................... United States 1,788 143,737
Kimberly-Clark Corp. ................................. United States 127 13,858
Procter & Gamble Co. (The) ........................... United States 439 65,042
Reckitt Benckiser Group plc ........................... United Kingdom 272 21,080
Unilever Indonesia Tbk. PT ............................ Indonesia 102,300 15,991
259,708
Independent Power and Renewable Electricity Producers 0.3%
NTPC Ltd. ......................................... India 19,168 70,186
RWE AG .......................................... Germany 183 9,295
a
Talen Energy Corp. .................................. United States 36 14,194
Vistra Corp. ........................................ United States 74 13,235
106,910

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 79 $ 13,592
DCC plc .......................................... United Kingdom 124 8,205
Honeywell International, Inc. ........................... United States 247 47,471
Samsung C&T Corp. ................................. South Korea 313 48,064
Sekisui Chemical Co. Ltd. ............................. Japan 500 8,521
Siemens AG ....................................... Germany 11 2,917
Smiths Group plc ................................... United Kingdom 367 11,881
140,651
Industrial REITs 0.1%
Prologis, Inc. ....................................... United States 263 33,803
Insurance 2.2%
Aflac, Inc. ......................................... United States 117 12,906
Allianz SE ......................................... Germany 127 54,820
Allstate Corp. (The) .................................. United States 280 59,634
American International Group, Inc. ...................... United States 625 47,600
AXA SA ........................................... France 82 3,705
Axis Capital Holdings Ltd. ............................. United States 351 35,886
a
Brighthouse Financial, Inc. ............................ United States 200 13,110
Chubb Ltd. ........................................ United States 44 13,032
Dai-ichi Life Holdings, Inc. ............................. Japan 700 5,461
Everest Group Ltd. .................................. United States 40 12,572
Globe Life, Inc. ..................................... United States 228 30,719
Hanover Insurance Group, Inc. (The) ..................... United States 75 13,916
MetLife, Inc. ....................................... United States 779 59,640
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 82 51,678
Old Republic International Corp. ........................ United States 303 13,968
PICC Property & Casualty Co. Ltd. , H .................... China 36,000 81,881
Powszechny Zaklad Ubezpieczen SA .................... Poland 1,494 25,761
Primerica, Inc. ...................................... United States 51 13,123
Progressive Corp. (The) .............................. United States 57 13,041
Prudential Financial, Inc. .............................. United States 117 12,665
QBE Insurance Group Ltd. ............................ Australia 442 5,574
a
Rasan Information Technology Co. ...................... Saudi Arabia 1,145 35,497
Reinsurance Group of America, Inc. ..................... United States 65 12,342
RenaissanceRe Holdings Ltd. .......................... United States 49 12,797
Talanx AG ......................................... Germany 146 18,972
Travelers Cos., Inc. (The) ............................. United States 46 13,472
Unipol Assicurazioni SpA .............................. Italy 148 3,399
Unum Group ....................................... United States 173 13,143
Zurich Insurance Group AG ............................ Switzerland 30 21,570
711,884
Interactive Media & Services 6.1%
Alphabet, Inc. , A .................................... United States 2,719 870,569
Alphabet, Inc. , C .................................... United States 547 175,106
LY Corp. .......................................... Japan 7,200 19,337
Meta Platforms, Inc. , A ............................... United States 789 511,232
a
Reddit, Inc. , A ...................................... United States 64 13,854
Tencent Holdings Ltd. ................................ China 4,500 355,552
1,945,650
IT Services 0.5%
Accenture plc , A .................................... United States 199 49,750
Coforge Ltd. ....................................... India 1,059 22,706
Fujitsu Ltd. ........................................ Japan 200 5,306
a
GoDaddy, Inc. , A .................................... United States 99 12,658

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
IT Services (continued)
a
International Business Machines Corp. ................... United States 43 $ 13,269
NEC Corp. ........................................ Japan 300 11,335
a
Snowflake, Inc. , A ................................... United States 145 36,430
VeriSign, Inc. ...................................... United States 51 12,852
164,306
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 1,300 38,148
Hasbro, Inc. ....................................... United States 167 13,794
51,942
Life Sciences Tools & Services 0.4%
Lonza Group AG .................................... Switzerland 34 23,339
a
Medpace Holdings, Inc. ............................... United States 22 13,034
Thermo Fisher Scientific, Inc. .......................... United States 124 73,263
b
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 1,990 26,001
135,637
Machinery 1.4%
Allison Transmission Holdings, Inc. ...................... United States 155 13,742
Caterpillar, Inc. ..................................... United States 330 190,001
Cummins, Inc. ...................................... United States 32 15,935
Deere & Co. ....................................... United States 27 12,541
GEA Group AG ..................................... Germany 265 17,956
Graco, Inc. ........................................ United States 157 12,943
Ingersoll Rand, Inc. .................................. United States 417 33,502
Kawasaki Heavy Industries Ltd. ......................... Japan 100 6,334
Komatsu Ltd. ...................................... Japan 300 9,855
Lincoln Electric Holdings, Inc. .......................... United States 57 13,648
Mitsubishi Heavy Industries Ltd. ........................ Japan 300 7,599
Otis Worldwide Corp. ................................ United States 266 23,634
Parker-Hannifin Corp. ................................ United States 16 13,787
Pentair plc ........................................ United States 113 11,892
Rational AG ....................................... Germany 4 2,990
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 1,605 26,910
Schindler Holding AG ................................ Switzerland 69 24,669
437,938
Marine Transportation 0.0%
†
SITC International Holdings Co. Ltd. ..................... China 4,000 13,753
Media 0.1%
a
Charter Communications, Inc. , A ........................ United States 66 13,208
Comcast Corp. , A ................................... United States 923 24,635
Informa plc ........................................ United Kingdom 659 8,380
46,223
Metals & Mining 1.1%
Anglogold Ashanti plc ................................ Australia 558 47,577
ArcelorMittal SA .................................... Luxembourg 202 8,754
BHP Group Ltd. , ( AUD Traded) ......................... Australia 2,074 56,751
BHP Group Ltd. , ( GBP Traded) ......................... Australia 100 2,738
a
Boliden AB ........................................ Sweden 103 4,943
Fortescue Ltd. ...................................... Australia 2,966 41,686
Freeport-McMoRan, Inc. .............................. United States 1,277 54,885
Glencore plc ....................................... Australia 3,289 15,722
Norsk Hydro ASA ................................... Norway 970 6,953
Rio Tinto plc ....................................... Australia 417 29,942

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Southern Copper Corp. ............................... Mexico 99 $ 13,343
Zijin Mining Group Co. Ltd. , H .......................... China 14,000 55,672
338,966
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Rithm Capital Corp. .................................. United States 1,187 13,639
Multi-Utilities 0.4%
Consolidated Edison, Inc. ............................. United States 130 13,047
DTE Energy Co. .................................... United States 93 12,744
E.ON SE .......................................... Germany 1,422 25,329
Engie SA ......................................... France 1,818 46,261
Public Service Enterprise Group, Inc. .................... United States 154 12,862
110,243
Office REITs 0.1%
Vornado Realty Trust ................................. United States 617 22,718
Oil, Gas & Consumable Fuels 2.2%
Antero Midstream Corp. .............................. United States 707 12,733
Cheniere Energy, Inc. ................................ United States 530 110,484
Chevron Corp. ..................................... United States 85 12,846
ConocoPhillips ..................................... United States 479 42,482
ENEOS Holdings, Inc. ................................ Japan 3,300 21,748
Eni SpA .......................................... Italy 360 6,731
Equinor ASA ....................................... Norway 1,442 33,160
Exxon Mobil Corp. ................................... United States 815 94,475
HF Sinclair Corp. ................................... United States 233 12,328
Inpex Corp. ........................................ Japan 2,100 44,793
Kinder Morgan, Inc. .................................. United States 462 12,622
Marathon Petroleum Corp. ............................ United States 72 13,949
PetroChina Co. Ltd. , H ............................... China 80,000 89,409
Repsol SA ......................................... Spain 500 9,265
Shell plc , ( EUR Traded) ............................... United States 1,074 39,604
Shell plc , ( GBP Traded) ............................... United States 234 8,600
TotalEnergies SE ................................... France 912 59,998
Valero Energy Corp. ................................. United States 291 51,437
Williams Cos., Inc. (The) .............................. United States 204 12,430
689,094
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 213 13,653
International Consolidated Airlines Group SA ............... United Kingdom 1,810 9,520
Qantas Airways Ltd. ................................. Australia 4,728 30,945
Ryanair Holdings plc ................................. Italy 1,341 43,909
Southwest Airlines Co. ............................... United States 1,376 47,899
a
United Airlines Holdings, Inc. ........................... United States 137 13,969
159,895
Personal Care Products 0.2%
a
APR Corp. ........................................ South Korea 134 23,280
Estee Lauder Cos., Inc. (The) , A ........................ United States 148 13,923
Unilever plc ........................................ United Kingdom 407 24,488
61,691
Pharmaceuticals 3.5%
AstraZeneca plc .................................... United Kingdom 60 11,124
AstraZeneca plc , ADR ................................ United Kingdom 519 48,122

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. .............................. United States 1,292 $ 63,566
Chugai Pharmaceutical Co. Ltd. ........................ Japan 400 21,419
a
Corcept Therapeutics, Inc. ............................ United States 167 13,260
Daiichi Sankyo Co. Ltd. ............................... Japan 1,500 36,971
Eli Lilly & Co. ...................................... United States 177 190,358
Galderma Group AG ................................. Switzerland 153 30,545
GSK plc .......................................... United States 945 22,487
Ipsen SA .......................................... France 69 9,962
Johnson & Johnson ................................. United States 902 186,642
Merck & Co., Inc. ................................... United States 2,086 218,675
Novartis AG ....................................... United States 643 83,886
Novo Nordisk A/S , ADR ............................... Denmark 564 27,833
Novo Nordisk A/S , B ................................. Denmark 653 32,339
Otsuka Holdings Co. Ltd. ............................. Japan 300 16,991
Pfizer, Inc. ......................................... United States 533 13,719
Roche Holding AG .................................. United States 22 8,428
Sanofi SA ......................................... United States 742 74,005
1,110,332
Professional Services 0.8%
Automatic Data Processing, Inc. ........................ United States 573 146,287
Broadridge Financial Solutions, Inc. ...................... United States 55 12,545
Experian plc ....................................... United States 125 5,493
Leidos Holdings, Inc. ................................. United States 70 13,377
a
Paylocity Holding Corp. ............................... United States 86 12,670
Recruit Holdings Co. Ltd. ............................. Japan 700 35,803
Verisk Analytics, Inc. , A ............................... United States 60 13,504
239,679
Real Estate Management & Development 0.3%
a
CBRE Group, Inc. , A ................................. United States 318 51,462
Emaar Properties PJSC .............................. United Arab
Emirates 10,483 37,981
89,443
Residential REITs 0.2%
Camden Property Trust ............................... United States 127 13,505
Equity Residential ................................... United States 208 12,844
Invitation Homes, Inc. ................................ United States 456 12,859
Mid-America Apartment Communities, Inc. ................ United States 98 13,317
Sun Communities, Inc. ............................... United States 98 12,627
65,152
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 494 12,913
Simon Property Group, Inc. ............................ United States 495 92,229
105,142
Semiconductors & Semiconductor Equipment 10.9%
a
Advanced Micro Devices, Inc. .......................... United States 314 68,304
Applied Materials, Inc. ................................ United States 57 14,378
ASML Holding NV ................................... Netherlands 106 112,111
a
Astera Labs, Inc. .................................... United States 91 14,339
Broadcom, Inc. ..................................... United States 1,359 547,623
a
Cirrus Logic, Inc. .................................... United States 106 12,756
King Yuan Electronics Co. Ltd. ......................... Taiwan 7,000 51,272
KLA Corp. ......................................... United States 12 14,106

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................................. United States 1,419 $ 221,364
Marvell Technology, Inc. .............................. United States 387 34,598
Micron Technology, Inc. ............................... United States 67 15,844
NAURA Technology Group Co. Ltd. , A .................... China 640 38,885
NVIDIA Corp. ...................................... United States 8,189 1,449,453
Qnity Electronics, Inc. ................................ United States 164 13,299
QUALCOMM, Inc. ................................... United States 1,283 215,660
Renesas Electronics Corp. ............................ Japan 1,600 18,868
SCREEN Holdings Co. Ltd. ............................ Japan 300 24,743
SK Hynix, Inc. ...................................... South Korea 170 61,577
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 11,000 507,170
3,436,350
Software 6.0%
a
Adobe, Inc. ........................................ United States 572 183,114
a
AppLovin Corp. , A ................................... United States 51 30,573
a
Atlassian Corp. , A ................................... United States 86 12,859
a
Autodesk, Inc. ...................................... United States 331 100,406
a
Cadence Design Systems, Inc. ......................... United States 190 59,250
a
Crowdstrike Holdings, Inc. , A ........................... United States 27 13,747
a
DocuSign, Inc. , A ................................... United States 190 13,177
a
Dropbox, Inc. , A .................................... United States 447 13,356
a
Fortinet, Inc. ....................................... United States 78 6,328
a
Guidewire Software, Inc. .............................. United States 58 12,527
Intuit, Inc. ......................................... United States 20 12,682
a
Manhattan Associates, Inc. ............................ United States 73 12,881
Microsoft Corp. ..................................... United States 2,350 1,156,224
a
Nice Ltd. .......................................... Israel 125 13,215
Oracle Corp. ....................................... United States 122 24,638
Oracle Corp. Japan .................................. Japan 100 8,601
a
Palantir Technologies, Inc. , A ........................... United States 134 22,572
Pegasystems, Inc. ................................... United States 220 12,049
a
RingCentral, Inc. , A .................................. United States 485 13,696
a
Rubrik, Inc. , A ...................................... United States 623 43,186
Salesforce, Inc. ..................................... United States 54 12,449
SAP SE .......................................... Germany 155 37,419
a
ServiceNow, Inc. .................................... United States 61 49,557
a
Workday, Inc. , A .................................... United States 54 11,643
a
Zoom Communications, Inc. , A ......................... United States 156 13,254
a
Zscaler, Inc. ....................................... United States 43 10,815
1,900,218
Specialized REITs 0.4%
American Tower Corp. ................................ United States 399 72,327
EPR Properties ..................................... United States 255 13,329
Public Storage ..................................... United States 47 12,903
VICI Properties, Inc. , A ............................... United States 414 11,931
110,490
Specialty Retail 0.9%
a
AutoZone, Inc. ..................................... United States 3 11,863
Avolta AG ......................................... Switzerland 92 5,071
a
Chewy, Inc. , A ...................................... United States 390 13,560
Home Depot, Inc. (The) ............................... United States 36 12,849
JUMBO SA ........................................ Greece 251 7,969
Ross Stores, Inc. ................................... United States 84 14,814
TJX Cos., Inc. (The) ................................. United States 1,247 189,444

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 24 $ 12,932
268,502
Technology Hardware, Storage & Peripherals 5.4%
Apple, Inc. ........................................ United States 4,958 1,382,538
Asia Vital Components Co. Ltd. ......................... Taiwan 1,000 44,024
a
Pure Storage, Inc. , A ................................. United States 154 13,700
Samsung Electronics Co. Ltd. .......................... South Korea 2,795 191,969
a
Sandisk Corp. ...................................... United States 88 19,649
Seagate Technology Holdings plc ....................... United States 140 38,736
a,b
Xiaomi Corp. , B , 144A , Reg S .......................... China 3,449 18,334
1,708,950
Textiles, Apparel & Luxury Goods 0.3%
Asics Corp. ........................................ Japan 500 11,976
Hermes International SCA ............................. France 10 24,404
a
Lululemon Athletica, Inc. .............................. United States 40 7,367
LVMH Moet Hennessy Louis Vuitton SE .................. France 9 6,652
Pandora A/S ....................................... Denmark 161 19,266
Tapestry, Inc. ...................................... United States 129 14,097
83,762
Tobacco 0.8%
Imperial Brands plc .................................. United Kingdom 1,004 42,651
Philip Morris International, Inc. ......................... United States 1,249 196,692
239,343
Trading Companies & Distributors 0.4%
Bunzl plc .......................................... United Kingdom 131 3,753
Mitsubishi Corp. .................................... Japan 1,100 26,044
Mitsui & Co. Ltd. .................................... Japan 1,900 50,476
United Rentals, Inc. .................................. United States 42 34,238
114,511
Transportation Infrastructure 0.2%
b
Aena SME SA , 144A , Reg S ........................... Spain 673 18,329
International Container Terminal Services, Inc. .............. Philippines 6,480 59,985
78,314
Water Utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 2,400 63,392
Wireless Telecommunication Services 1.1%
Bharti Airtel Ltd. .................................... India 4,085 96,374
Etihad Etisalat Co. .................................. Saudi Arabia 2,515 41,465
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 9,000 25,277
KDDI Corp. ........................................ Japan 1,900 32,688
MTN Group Ltd. .................................... South Africa 3,205 29,623
TIM SA ........................................... Brazil 14,800 69,538
T-Mobile US, Inc. ................................... United States 211 44,101
339,066
Total Common Stocks (Cost $ 18,069,391 ) ....................................
27,201,050

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 2.2%
Capital Markets 2.2%
iShares Core MSCI Emerging Markets ETF ................ United States 2,700 $ 181,170
iShares MSCI Taiwan ETF ............................ United States 785 50,640
SPDR S&P 500 ETF Trust ............................. United States 548 374,498
SPDR S&P MidCap 400 ETF Trust ...................... United States 84 50,860
Xtrackers Harvest CSI 300 China A-Shares ETF ............ United States 1,234 40,204
697,372
Total Management Investment Companies (Cost $ 640,097 ) .....................
697,372
Preferred Stocks 0.2%
Banks 0.2%
c
Itau Unibanco Holding SA , 6 .89% ....................... Brazil 10,100 78,751
Total Preferred Stocks (Cost $ 67,595 ) ........................................
78,751
Total Long Term Investments (Cost $ 18,777,083 ) ..............................
27,977,173
a
Short Term Investments 12.0%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.3%
d,e
U.S. Treasury Bills , 3 .74% , 1/20/26 ...................... United States 400,000 397,889
Total U.S. Government and Agency Securities (Cost $ 397,904 ) ..................
397,889
Shares
Management Investment Companies 6.3%
f,g
Putnam Short Term Investment Fund , Class P , 4.194% ....... United States 2,004,386 2,004,386
Total Management Investment Companies (Cost $ 2,004,386 ) ...................
2,004,386
Money Market Funds 4.4%
f,g
Putnam Government Money Market Fund , Class G , 3.827% ... United States 1,385,266 1,385,266
Total Money Market Funds (Cost $ 1,385,266 ) .................................
1,385,266
Total Short Term Investments (Cost $ 3,787,556 ) ...............................
3,787,541
a
Total Investments (Cost $ 22,564,639 ) 100.3% .................................
$31,764,714
Other Assets, less Liabilities (0.3) % .........................................
(89,398)
Net Assets 100.0% .........................................................
$31,675,316
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2025, the aggregate value of these securities was $142,628, representing 0.5% of net assets.
c
Variable rate security. The rate shown represents the yield at period end.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At November 30, 2025, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
d
The rate shown represents the yield at period end.
e
A portion or all of the security has been segregated as collateral for certain derivative contracts. At November 30, 2025, the value of this security pledged amounted to
$343,179, representing 1.1% of net assets.
f
See Note 3(f) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BZWS Buy 600 813 12/17/25 $ — $ (19)
British Pound ...... GSCO Sell 58,800 78,948 12/17/25 1,115 —
British Pound ...... HSBK Buy 9,000 12,105 12/17/25 — (192)
British Pound ...... HSBK Sell 12,200 16,215 12/17/25 165 (99)
British Pound ...... MSCO Sell 26,600 36,067 12/17/25 857 (2)
British Pound ...... SSBT Buy 14,900 20,205 12/17/25 — (482)
British Pound ...... TDOM Buy 18,600 24,254 12/17/25 367 —
Danish Krone ...... BOFA Buy 110,700 17,506 12/17/25 — (289)
Danish Krone ...... BZWS Sell 28,700 4,538 12/17/25 74 —
Danish Krone ...... CITI Sell 44,900 7,074 12/17/25 99 (7)
Danish Krone ...... HSBK Buy 8,900 1,407 12/17/25 — (23)
Danish Krone ...... HSBK Sell 8,800 1,391 12/17/25 23 —
Danish Krone ...... MSCO Sell 25,300 4,000 12/17/25 65 —
Danish Krone ...... SSBT Sell 41,400 6,545 12/17/25 106 —
Danish Krone ...... UBSW Buy 30,200 4,775 12/17/25 — (78)
Euro ............. BOFA Buy 1,900 2,212 12/17/25 — (5)
Euro ............. BOFA Sell 8,500 10,024 12/17/25 153 —
Euro ............. BZWS Buy 100 116 12/17/25 — —
Euro ............. BZWS Sell 19,200 22,643 12/17/25 345 —
Euro ............. CITI Buy 1,200 1,410 12/17/25 — (16)
Euro ............. GSCO Buy 98,600 116,278 12/17/25 — (1,770)
Euro ............. GSCO Sell 19,700 22,664 12/17/25 — (214)
Euro ............. HSBK Buy 3,900 4,526 12/17/25 3 —
Euro ............. HSBK Sell 1,600 1,887 12/17/25 29 —
Euro ............. JPHQ Buy 8,700 10,171 12/17/25 — (67)
Euro ............. MSCO Buy 140,400 165,538 12/17/25 — (2,487)
Euro ............. SSBT Sell 29,500 34,342 12/17/25 220 (137)
Euro ............. TDOM Buy 1,000 1,178 12/17/25 — (17)
Hungarian Forint .... BOFA Sell 3,954,800 11,735 12/17/25 — (287)
Hungarian Forint .... CITI Sell 3,520,600 10,383 12/17/25 — (318)
Hungarian Forint .... GSCO Sell 2,841,400 8,548 12/17/25 — (89)
Hungarian Forint .... SSBT Sell 2,054,100 6,112 12/17/25 — (132)
Hungarian Forint .... TDOM Sell 1,433,300 4,267 12/17/25 — (90)
Norwegian Krone ... BOFA Sell 7,100 690 12/17/25 — (11)
Norwegian Krone ... BZWS Sell 66,100 6,688 12/17/25 155 —
Norwegian Krone ... CITI Buy 8,700 873 12/17/25 — (13)
Norwegian Krone ... HSBK Sell 22,100 2,236 12/17/25 52 —
Norwegian Krone ... JPHQ Sell 152,500 15,429 12/17/25 357 —
Norwegian Krone ... MSCO Sell 43,200 4,372 12/17/25 103 —
Norwegian Krone ... SSBT Sell 2,700 273 12/17/25 6 —
Norwegian Krone ... UBSW Sell 55,400 5,607 12/17/25 132 —
Polish Zloty ........ BOFA Buy 3,400 934 12/17/25 — (3)
Polish Zloty ........ CITI Sell 34,200 9,363 12/17/25 — (7)
Polish Zloty ........ GSCO Buy 6,800 1,868 12/17/25 — (5)
Polish Zloty ........ GSCO Sell 42,600 11,671 12/17/25 — (1)
Polish Zloty ........ HSBK Buy 6,000 1,649 12/17/25 — (5)

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Polish Zloty ........ HSBK Sell 17,200 4,717 12/17/25 $ 4 $ —
Polish Zloty ........ MSCO Buy 1,200 330 12/17/25 — (1)
Polish Zloty ........ SSBT Buy 26,700 7,347 12/17/25 — (32)
Polish Zloty ........ UBSW Buy 24,000 6,603 12/17/25 — (28)
Swedish Krona ..... BOFA Buy 33,400 3,608 12/17/25 — (67)
Swedish Krona ..... BZWS Buy 16,300 1,761 12/17/25 — (32)
Swedish Krona ..... BZWS Sell 10,500 1,097 12/17/25 — (16)
Swedish Krona ..... CITI Buy 13,200 1,410 12/17/25 — (10)
Swedish Krona ..... HSBK Buy 209,600 22,638 12/17/25 — (417)
Swedish Krona ..... MSCO Sell 42,800 4,615 12/17/25 78 —
Swedish Krona ..... SSBT Buy 208,100 22,440 12/17/25 — (377)
Swedish Krona ..... TDOM Buy 301,200 32,283 12/17/25 82 (433)
Swiss Franc ....... BOFA Buy 19,600 24,862 12/17/25 — (409)
Swiss Franc ....... GSCO Buy 1,600 1,989 12/17/25 8 —
Swiss Franc ....... GSCO Sell 7,800 9,803 12/17/25 88 (17)
Swiss Franc ....... MSCO Buy 29,900 37,973 12/17/25 — (670)
Swiss Franc ....... MSCO Sell 30,900 38,299 12/17/25 24 (276)
Swiss Franc ....... SSBT Buy 33,900 43,043 12/17/25 — (749)
Swiss Franc ....... SSBT Sell 2,100 2,653 12/17/25 33 —
Swiss Franc ....... TDOM Buy 6,900 8,763 12/17/25 — (155)
Swiss Franc ....... UBSW Sell 700 889 12/17/25 16 —
Brazilian Real ...... BOFA Buy 6,800 1,245 1/05/26 19 —
Brazilian Real ...... BOFA Sell 435,500 79,704 1/05/26 — (1,256)
Brazilian Real ...... GSCO Buy 49,200 9,005 1/05/26 141 —
Australian Dollar .... CITI Buy 26,300 17,070 1/14/26 166 —
Australian Dollar .... CITI Sell 5,100 3,285 1/14/26 — (57)
Australian Dollar .... GSCO Buy 6,800 4,438 1/14/26 19 —
Australian Dollar .... HSBK Buy 46,400 30,147 1/14/26 261 —
Australian Dollar .... MSCO Buy 15,400 10,051 1/14/26 42 —
Australian Dollar .... SSBT Sell 10,100 6,568 1/14/26 — (51)
Australian Dollar .... TDOM Buy 20,400 13,273 1/14/26 96 —
Australian Dollar .... UBSW Buy 18,000 11,686 1/14/26 111 —
Australian Dollar .... WPAC Buy 1,900 1,241 1/14/26 4 —
Canadian Dollar .... TDOM Sell 7,100 5,082 1/14/26 — (11)
Canadian Dollar .... UBSW Sell 16,800 12,048 1/14/26 — (1)
Israeli New Shekel .. BZWS Sell 12,600 3,827 1/14/26 — (44)
Israeli New Shekel .. GSCO Sell 6,400 1,951 1/14/26 — (15)
Israeli New Shekel .. HSBK Buy 4,600 1,398 1/14/26 15 —
Israeli New Shekel .. MSCO Sell 4,100 1,249 1/14/26 — (10)
Israeli New Shekel .. SSBT Sell 8,500 2,584 1/14/26 — (28)
Israeli New Shekel .. UBSW Sell 10,400 3,159 1/14/26 — (36)
Mexican Peso ...... BOFA Buy 83,300 4,447 1/14/26 84 —
Mexican Peso ...... GSCO Buy 376,000 20,192 1/14/26 258 —
Mexican Peso ...... MSCO Sell 35,400 1,901 1/14/26 — (24)
Mexican Peso ...... UBSW Buy 54,700 2,921 1/14/26 54 —
New Zealand Dollar . BZWS Sell 1,900 1,092 1/14/26 — —
New Zealand Dollar . HSBK Sell 300 172 1/14/26 — —
New Zealand Dollar . MSCO Buy 4,300 2,474 1/14/26 — (1)
South African Rand .. BOFA Buy 315,900 18,006 1/14/26 394 —
South African Rand .. BZWS Buy 1,151,600 66,748 1/14/26 328 —
South African Rand .. GSCO Buy 215,500 12,373 1/14/26 179 —
South African Rand .. HSBK Buy 575,100 32,800 1/14/26 697 —
South African Rand .. MSCO Sell 448,800 25,779 1/14/26 — (362)
South African Rand .. SSBT Sell 313,800 17,873 1/14/26 — (405)
South African Rand .. TDOM Buy 60,100 3,452 1/14/26 49 —
South African Rand .. UBSW Buy 21,800 1,241 1/14/26 29 —
Chinese Yuan ...... CITI Buy 141,400 20,028 2/11/26 66 —

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chinese Yuan ...... HSBK Buy 346,900 49,135 2/11/26 $ 161 $ —
Chinese Yuan ...... JPHQ Buy 91,600 12,976 2/11/26 41 —
Hong Kong Dollar ... BOFA Buy 66,100 8,518 2/11/26 — (10)
Hong Kong Dollar ... BZWS Sell 28,300 3,647 2/11/26 4 —
Hong Kong Dollar ... CITI Buy 38,200 4,923 2/11/26 — (6)
Hong Kong Dollar ... GSCO Buy 629,600 81,136 2/11/26 — (96)
Hong Kong Dollar ... HSBK Buy 125,300 16,133 2/11/26 — (5)
Hong Kong Dollar ... HSBK Sell 377,500 48,645 2/11/26 55 —
Hong Kong Dollar ... MSCO Sell 95,900 12,357 2/11/26 14 —
Hong Kong Dollar ... SSBT Buy 319,500 41,176 2/11/26 — (52)
Hong Kong Dollar ... TDOM Sell 132,600 17,089 2/11/26 21 —
Hong Kong Dollar ... UBSW Sell 170,000 21,906 2/11/26 25 —
Indian Rupee ...... GSCO Sell 1,561,000 17,520 2/11/26 122 —
New Taiwan Dollar .. BZWS Buy 1,432,100 45,923 2/11/26 — (163)
New Taiwan Dollar .. HSBK Sell 2,407,100 79,233 2/11/26 2,319 —
New Taiwan Dollar .. SSBT Buy 2,094,900 68,843 2/11/26 — (1,905)
Singapore Dollar .... HSBK Buy 27,700 21,466 2/11/26 23 —
Singapore Dollar .... MSCO Buy 7,500 5,794 2/11/26 24 —
Singapore Dollar .... SSBT Buy 18,100 13,984 2/11/26 57 —
South Korean Won .. GSCO Buy 45,313,400 31,323 2/11/26 — (337)
South Korean Won .. JPHQ Sell 19,291,200 13,327 2/11/26 136 —
Thai Baht ......... UBSW Buy 839,300 25,998 2/11/26 213 —
Japanese Yen ...... BOFA Buy 695,000 4,539 2/12/26 — (58)
Japanese Yen ...... BZWS Sell 377,500 2,466 2/12/26 32 —
Japanese Yen ...... CITI Sell 5,589,400 36,503 2/12/26 468 —
Japanese Yen ...... GSCO Sell 47,800 312 2/12/26 4 —
Japanese Yen ...... HSBK Sell 2,723,200 17,785 2/12/26 229 —
Japanese Yen ...... JPHQ Buy 6,877,500 44,918 2/12/26 — (578)
Japanese Yen ...... MSCO Buy 2,719,300 17,672 2/12/26 — (140)
Japanese Yen ...... MSCO Sell 143,500 925 2/12/26 — (1)
Japanese Yen ...... SSBT Sell 1,157,000 7,519 2/12/26 59 —
Japanese Yen ...... UBSW Buy 28,017,400 182,066 2/12/26 — (1,436)
Total Forward Exchange Contracts ................................................... $11,778 $(17,642)
Net unrealized appreciation (depreciation) ............................................ $(5,864)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Equity Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

At November 30, 2025, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 9 $ 1,268,505 12/19/25 $ 10,291
MSCI Emerging Markets Index .................. Short 33 2,273,040 12/19/25 (44,288)
Russell 2000 E-Mini Index ...................... Long 8 1,002,040 12/19/25 31,763
S&P 500 E-Mini Index ......................... Long 9 3,086,775 12/19/25 81,229
Total Futures Contracts ...................................................................... $78,995
*
As of period end.
See Note  7  regarding other derivative information.
See A bbreviations on page 38 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
November 30, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Dynamic Asset
Allocation
Equity Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $19,174,987
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 3,389,652
Value - Unaffiliated issuers .................................................................. $28,375,062
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 3,389,652
Cash .................................................................................... 1,374
Foreign currency, at value (cost $ 8,810 ) .......................................................... 8,809
Receivables:
Investment securities sold ................................................................... 3,960
Capital shares sold ........................................................................ 82,058
Dividends and interest ..................................................................... 48,745
European Union tax reclaims (Note 1 d ) ......................................................... 46,126
Affiliates ................................................................................ 7,610
Variation margin on futures contracts ........................................................... 16,425
Unrealized appreciation on OTC forward exchange contracts .......................................... 11,778
Prepaid expenses .......................................................................... 10,516
Total assets .......................................................................... 32,002,115
Liabilities:
Payables:
Investment securities purchased .............................................................. 246,744
Capital shares redeemed ................................................................... 3,759
Administrative fees ........................................................................ 117
Transfer agent fees ........................................................................ 2,002
Professional fees ......................................................................... 26,897
Trustees' fees and expenses ................................................................. 5,214
Unrealized depreciation on OTC forward exchange contracts .......................................... 17,642
Deferred taxes on unrealized appreciation ........................................................ 11,459
Accrued expenses and other liabilities ........................................................... 12,965
Total liabilities ......................................................................... 326,799
Net assets, at value ................................................................. $31,675,316
Net assets consist of:
Paid-in capital ............................................................................. $21,510,863
Total distributable earnings (losses) ............................................................. 10,164,453
Net assets, at value ................................................................. $31,675,316

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
November 30, 2025 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Dynamic Asset
Allocation
Equity Fund
Class A:
Net assets, at value ....................................................................... $8,033,725
Shares outstanding ........................................................................ 465,618
Net asset value per share
a ,b
.................................................................. $17.25
Maximum offering price per share (net asset value per share ÷ 94 .25% )
b
................................ $18.30
Class P:
Net assets, at value ....................................................................... $23,641,591
Shares outstanding ........................................................................ 1,375,403
Net asset value and maximum offering price per share
b
............................................. $17.19
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended November 31, 2025 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Dynamic Asset
Allocation
Equity Fund
Investment income:
Dividends: (net of foreign taxes of $8,020)
Unaffiliated issuers ........................................................................ $179,313
Non-controlled affiliates (Note 3 f ) ............................................................. 46,812
Interest:
Unaffiliated issuers ........................................................................ 16,006
Other income (Note 1 d ) ...................................................................... 647
Total investment income ................................................................... 242,778
Expenses:
Management fees (Note 3 a ) ................................................................... 83,105
Administrative fees (Note 3 b ) .................................................................. 234
Transfer agent fees: (Note 3d )
    Class A ................................................................................ 2,919
    Class P ................................................................................ 1,074
Custodian fees ............................................................................. 10,840
Reports to shareholders fees .................................................................. 8,979
Registration and filing fees .................................................................... 13,550
Professional fees ........................................................................... 51,238
Trustees' fees and expenses .................................................................. 466
Other .................................................................................... 5,414
Total expenses ......................................................................... 177,819
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (88,140)
Net expenses ......................................................................... 89,679
Net investment income ................................................................ 153,099
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 456,605
Written options ........................................................................... 1,367
Foreign currency transactions ................................................................ (878)
Forward exchange contracts ................................................................. 6,105
Futures contracts ......................................................................... 276,463
Net realized gain (loss) .................................................................. 739,662
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 3,197,469
Translation of other assets and liabilities denominated in foreign currencies .............................. (1,114)
Written options ........................................................................... (1,362)
Forward exchange contracts ................................................................. (30,933)
Futures contracts ......................................................................... (12,952)
Change in deferred taxes on unrealized appreciation ............................................... (217)
Net change in unrealized appreciation (depreciation) ............................................ 3,150,891
Net realized and unrealized gain (loss) ............................................................ 3,890,553
Net increase (decrease) in net assets resulting from operations .......................................... $4,043,652

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Dynamic Asset Allocation Equity
Fund
Six Months Ended
November 30, 2025
(unaudited)
Year Ended
May 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $153,099 $349,785
Net realized gain (loss) ................................................. 739,662 785,276
Net change in unrealized appreciation (depreciation) ........................... 3,150,891 1,232,127
Net increase (decrease) in net assets resulting from operations ................ 4,043,652 2,367,188
Distributions to shareholders:
Class A ............................................................. — (582,439)
Class P ............................................................. — (1,237,174)
Total distributions to shareholders .......................................... — (1,819,613)
Capital share transactions: (Note 2 )
Class A ............................................................. — 3,067
Class P ............................................................. 648,844 11,368,527
Total capital share transactions ............................................ 648,844 11,371,594
Net increase (decrease) in net assets ................................... 4,692,496 11,919,169
Net assets:
Beginning of period ..................................................... 26,982,820 15,063,651
End of period .......................................................... $31,675,316 $26,982,820

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Dynamic Asset Allocation Equity Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Dynamic Asset Allocation Equity Fund (Fund) is included
in this report. The Fund offers two classes of shares: Class
A and Class P. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
November 30, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Equity Fund
(continued)
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement. At November 30, 2025, the Fund had OTC
derivatives in a net liability position of $10,192.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to equity price
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to equity price risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 7 regarding other derivative information.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of November 30, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities,
if any) and estimated expenses are accrued daily. Dividend
income and capital gain distributions are recorded on the
ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as  soon as the information is received by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among  capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At November 30, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to
Six Months Ended
November 30, 2025
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold ................................... — $— — $5,117
Shares issued in reinvestment of distributions .......... — — 39 564
Shares redeemed ............................... — — — (2,614)
Net increase (decrease) .......................... — $— 39 $3,067
Class P Shares:
Shares sold ................................... 302,058 $4,902,720 930,865 $14,082,248
Shares issued in reinvestment of distributions .......... — — 86,155 1,237,174
Shares redeemed ............................... (264,866) (4,253,876) (267,249) (3,950,895)
Net increase (decrease) .......................... 37,192 $648,844 749,771 $11,368,527
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
The Putnam Advisory Company, LLC (PAC) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
1. Organization and Significant Accounting Policies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the period ended November 30, 2025, the annualized gross effective investment management fee rate was 0.570% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Putnam Management provides portfolio management and certain other advisory and related services to the Fund. With respect to the portfolio management services, Advisers pays a fee to Putnam Management based on the average net asset value of the Fund and with respect to the other advisory and related services, Advisers pays a fee to
Putnam Management based on the costs of Putnam Management in providing these services to the Fund. These fees are not an additional expense to the Fund.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund. The subadvisory fee is paid by
Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.750% of the first $5 billion,
0.700% of the next $5 billion,
0.650% of the next $10 billion,
0.600% of the next $10 billion,
0.550% of the next $50 billion,
0.530% of the next $50 billion,
0.520% of the next $100 billion and
0.515% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
d. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A shares that included (1) a per account fee for each direct and underlying non-defined contribution account
(retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3)
a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25%
of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
e. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the period ended November 30, 2025, the Fund held investments in affiliated management investment companies as follows:
Maximum % Approved %
Class A ................................................................... 0.35% –
a
a
The Trustees currently have not approved payments under the Plan.
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
g. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.02% of the Fund’s average net assets over such fiscal year-to date period.
h . Other Affiliated Transactions
At November 30, 2025, Putnam Investment Holdings, LLC owned 25.3% of the Fund's outstanding shares.
At November 30, 2025, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 62.6% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the period ended November 30, 2025, there were no credits earned.
5. Income Taxes
At November 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, passive foreign investment company shares, tax straddles and derivative financial instruments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Equity Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.827% . $466,686 $4,271,601 $(3,353,021) $— $— $1,385,266 1,385,266 $5,703
Putnam Short Term Investment
Fund, Class P, 4.194% ...... 1,250,488 4,531,496 (3,777,598) — — 2,004,386 2,004,386 41,109
Total Affiliated Securities ... $1,717,174 $8,803,097 $(7,130,619) $— $— $3,389,652 $46,812
Cost of investments .......................................................................... $23,116,457
Unrealized appreciation ........................................................................ $9,632,665
Unrealized depreciation ........................................................................ (911,277)
Net unrealized appreciation (depreciation) .......................................................... $8,721,388
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2025, aggregated
$8,092,481 and $7,960,066, respectively.
7. Other Derivative Information
At November 30, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended November 30, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended November 30, 2025, the average month end notional amount of futures contracts and options represented $6,897,696 and $187,600, respectively. The average month end contract value of forward exchange contracts was $2,084,000.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Dynamic Asset Allocation Equity Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 11,778 Unrealized depreciation on OTC
forward exchange contracts
$ 17,642
Equity contracts ...........
Variation margin on futures
contracts
123,283
a
Variation margin on futures
contracts
44,288
a
Total .................... $135,061 $61,930
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at period end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Putnam Dynamic Asset Allocation Equity Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Foreign exchange contracts .....
Forward exchange contracts $6,105 Forward exchange contracts $(30,933)
Equity contracts ..............
Investments (2,029)
a
Investments 2,019
a
Written options 1,367 Written options (1,362)
Futures contracts 276,463 Futures contracts (12,952)
Total ....................... $281,906 $(43,228)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
See Note 1(c) regarding derivative financial instruments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 515,665 $ 114,170 $ — $ 629,835
Air Freight & Logistics ................... 90,761 — — 90,761
Automobile Components ................. 12,573 28,494 — 41,067
Automobiles .......................... 473,070 141,564 — 614,634
Banks ............................... 755,014 1,224,561 — 1,979,575
Beverages ........................... 232,788 27,476 — 260,264
Biotechnology ......................... 549,964 25,269 — 575,233
Broadline Retail ....................... 830,783 226,973 — 1,057,756
Building Products ...................... 114,534 36,230 — 150,764
Capital Markets ........................ 744,978 165,723 — 910,701
Chemicals ........................... 297,336 56,511 — 353,847
Commercial Services & Supplies ........... 56,605 22,599 — 79,204
7. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Putnam Dynamic Asset Allocation Equity Fund
(continued)
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Communications Equipment .............. $ 237,823 $ 15,034 $ — $ 252,857
Construction & Engineering ............... 14,654 124,211 — 138,865
Construction Materials .................. 85,239 94,198 — 179,437
Consumer Finance ..................... 171,310 — — 171,310
Consumer Staples Distribution & Retail ...... 315,324 55,361 — 370,685
Containers & Packaging ................. 52,198 — — 52,198
Diversified Consumer Services ............ 20,541 — — 20,541
Diversified REITs ...................... 12,261 — — 12,261
Diversified Telecommunication Services ..... 80,406 78,357 — 158,763
Electric Utilities ........................ 333,114 111,188 — 444,302
Electrical Equipment .................... 263,850 162,471 — 426,321
Electronic Equipment, Instruments &
Components ........................ 13,486 48,854 — 62,340
Energy Equipment & Services ............. 88,803 — — 88,803
Entertainment ......................... 386,993 15,782 — 402,775
Financial Services ...................... 588,766 100,400 — 689,166
Food Products ........................ 39,117 86,017 — 125,134
Gas Utilities .......................... 13,275 20,265 — 33,540
Ground Transportation .................. 98,894 — — 98,894
Health Care Equipment & Supplies ......... 276,153 72,877 — 349,030
Health Care Providers & Services .......... 247,839 50,276 — 298,115
Health Care REITs ..................... 13,868 — — 13,868
Health Care Technology ................. 105,320 — — 105,320
Hotels, Restaurants & Leisure ............. 325,775 150,500 — 476,275
Household Durables .................... 78,844 10,468 — 89,312
Household Products .................... 222,637 37,071 — 259,708
Independent Power and Renewable Electricity
Producers .......................... 27,429 79,481 — 106,910
Industrial Conglomerates ................ 61,063 79,588 — 140,651
Industrial REITs ....................... 33,803 — — 33,803
Insurance ............................ 403,566 308,318 — 711,884
Interactive Media & Services .............. 1,570,761 374,889 — 1,945,650
IT Services ........................... 124,959 39,347 — 164,306
Leisure Products ....................... 13,794 38,148 — 51,942
Life Sciences Tools & Services ............ 86,297 49,340 — 135,637
Machinery ............................ 341,625 96,313 — 437,938
Marine Transportation ................... — 13,753 — 13,753
Media ............................... 37,843 8,380 — 46,223
Metals & Mining ....................... 68,228 270,738 — 338,966
Mortgage Real Estate Investment Trusts
(REITs) ............................ 13,639 — — 13,639
Multi-Utilities .......................... 38,653 71,590 — 110,243
Office REITs .......................... 22,718 — — 22,718
Oil, Gas & Consumable Fuels ............. 375,786 313,308 — 689,094
Passenger Airlines ..................... 75,521 84,374 — 159,895
Personal Care Products ................. 37,203 24,488 — 61,691
Pharmaceuticals ....................... 762,175 348,157 — 1,110,332
Professional Services ................... 198,383 41,296 — 239,679
Real Estate Management & Development .... 51,462 37,981 — 89,443
Residential REITs ...................... 65,152 — — 65,152
Retail REITs .......................... 105,142 — — 105,142
Semiconductors & Semiconductor Equipment . 2,621,724 814,626 — 3,436,350
Software ............................. 1,840,983 59,235 — 1,900,218
Specialized REITs ...................... 110,490 — — 110,490
9. Fair Value Measurements
(continued)

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Notes to Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Equity Fund
(continued)
10. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. New Accounting Pronouncements
In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures.
The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Equity Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Specialty Retail ........................ $ 263,431 $ 5,071 $ — $ 268,502
Technology Hardware, Storage & Peripherals . 1,454,623 254,327 — 1,708,950
Textiles, Apparel & Luxury Goods .......... 21,464 62,298 — 83,762
Tobacco ............................. 196,692 42,651 — 239,343
Trading Companies & Distributors .......... 34,238 80,273 — 114,511
Transportation Infrastructure .............. — 78,314 — 78,314
Water Utilities ......................... 63,392 — — 63,392
Wireless Telecommunication Services ....... 113,639 225,427 — 339,066
Management Investment Companies ......... 697,372 — — 697,372
Preferred Stocks ......................... 78,751 — — 78,751
Short Term Investments ................... 3,389,652 397,889 — 3,787,541
Total Investments in Securities ........... $24,162,214 $7,602,500
a
$— $31,764,714
Other Financial Instruments:
Forward Exchange Contracts ............... $— $11,778 $— $11,778
Futures Contracts ....................... 123,283 — — 123,283
Total Other Financial Instruments ......... $123,283 $11,778 $— $135,061
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $17,642 $— $17,642
Futures Contracts ........................ 44,288 — — 44,288
Total Other Financial Instruments ......... $44,288 $17,642 $— $61,930
a
Includes foreign securities valued at $7,204,611, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
9. Fair Value Measurements
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

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Putnam Dynamic Asset Allocation Equity Fund
(continued)
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
EUR
Euro
GBP
British Pound
Selected Portfolio
ADR
American Depositary Receipt
ETF
Exchange-Traded Fund
REIT
Real Estate Investment Trust

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Putnam Dynamic Asset Allocation Equity Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 27, 2025, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940
Act”)) of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”) approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”), and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (together with its subsidiaries, “Franklin Templeton”).
General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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entities. All references to the Advisor describing the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2025, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2025 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2025.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
1. That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
2. That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
3. That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base;
4. Potential benefits to shareholders of the funds that could result from the alignment of certain fund features and shareholder benefits with those of other funds sponsored by the Advisor and its affiliates and access to a broader array of investment opportunities; and
5. The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other funds are the result of many years of review and discussion between the Independent Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that the Trustees’
conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds (including the exchange-traded funds) or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with management, as well as approval by shareholders.

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Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as assets under management of other mutual funds sponsored by the applicable Advisor (or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented (or, in the case of ten municipal income funds that are converting into exchange-traded funds, will implement) so-
called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2024.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund)
of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds of 20 basis points and, in the case of your fund, 2 basis points, on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses).
These expense limitations attempt to maintain competitive expense levels for the funds. Most funds had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2024. However, in the case of your fund, the second expense limitation applied during its fiscal year ending in 2024. The Advisor and PSERV have agreed to maintain these expense limitations until at least September 30, 2026. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the first quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and also in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2024. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of
December 31, 2024 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.
In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the Trustees reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2024 for each of the applicable

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agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other clients in similar asset categories, including other 1940 Act funds advised by the Advisor but overseen by a board of trustees other than the Board, sub-advised
U.S. mutual funds, exchange-traded funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products. This information included, for products that are managed by the same portfolio team in a similar asset category to those of the funds, comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The
Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with senior investment management of the Advisor throughout the year. The Trustees concluded that the Advisor generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2024 against a constructive yet complex investing environment. The S&P 500 was up 25% in 2024, but significant concentration of returns among large cap and technology stocks and periods of volatility posed challenges in the market. The Bloomberg
Aggregate fixed income index was up slightly over 1% amidst many moving pieces, with the Federal Reserve cutting the
Effective Federal Funds rate from 5.25% at year-end 2023 to 4.25% at year-end 2024, with three cuts in the latter part of the year, while also trying to manage inflation concerns. Ten-year Treasury yields ended 2024 at 4.6% up from 3.9% at year-end
2023. Corporate earnings and employment figures continued to generally show strength during the year, while geopolitical tensions were closely watched.
For the one-year period ended December 31, 2024, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 27th percentile of their peers as determined by Lipper Inc. (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 3.0% gross of fees over the one-year period. The Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 20th,
22nd and 20th percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2024, respectively. The Trustees further noted that the funds, in the aggregate, outperformed their benchmarks on a gross basis for

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each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 52 funds were rated four or five stars at the end of 2024, which represented an increase of seven funds year-over-year. The Trustees also considered that 25 funds were five-star rated at the end of 2024, which was also a year-
over-year increase of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2024 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks.
In the case of your fund, the Trustees considered information about your fund’s total return and its performance relative to its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. Your fund’s class A shares’ return, net of fees and expenses, was positive and exceeded the return of its benchmark over the one-year, three-year and five-year periods ended December 31, 2024. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
The Trustees noted that the Advisor had made internal promotions and other portfolio management assignment changes in
2024 to strengthen its investment teams providing services to the funds.
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.
The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s management and sub-advisory contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors,
LLC (“Franklin Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.

39117-SFSOI 01/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	January 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	January 27, 2026